CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net income (loss)	$ (151.4)	$ 423.0	$ 201.3
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Amortization in interest expense	15.3	11.8	15.9
Compensation on equity grants	25.0	14.3	13.2
Depreciation and amortization expense	677.1	351.0	271.9
Provisional goodwill impairment	290.0	0.0	0.0
Accretion of asset retirement obligations	5.3	4.5	4.0
Change in redemption value of other long-term liabilities	(30.6)	0.0	0.0
Deferred income tax expense (benefit)	24.6	(4.4)	5.4
Equity (earnings) loss of unconsolidated affiliates	2.5	(18.0)	(14.8)
Distributions received from unconsolidated affiliates	13.8	18.0	12.0
Risk management activities	71.1	4.7	(0.3)
(Gain) loss on sale or disposition of assets	(8.0)	(4.8)	3.9
Loss from financing activities	10.1	12.4	14.7
Changes in operating assets and liabilities, net of business acquisitions:
Receivables and other assets	235.9	90.2	(143.6)
Inventory	41.4	(36.2)	(84.5)
Accounts payable and other liabilities	(187.4)	(104.7)	83.6
Net cash provided by operating activities	1,034.7	761.8	382.7
Cash flows from investing activities
Outlays for property, plant and equipment	(817.2)	(762.2)	(1,013.6)
Outlays for business acquisitions, net of cash acquired	(1,574.4)	0.0	0.0
Investment in unconsolidated affiliates	(11.7)	0.0	0.0
Return of capital from unconsolidated affiliates	1.2	5.7	0.0
Other, net	2.5	5.1	(12.7)
Net cash provided/(used) by investing activities	(2,399.6)	(751.4)	(1,026.3)
Partnership debt obligations:
Proceeds from borrowings under credit facilities	1,996.0	2,400.0	2,238.0
Repayments of credit facilities	(1,716.0)	(2,254.8)	(2,021.2)
Proceeds from accounts receivable securitization facility	391.6	381.9	373.3
Repayments of accounts receivable securitization facility	(355.1)	(478.8)	(93.6)
Proceeds from issuance of senior notes	1,700.0	0.0	0.0
Redemption of senior notes	(14.3)	0.0	0.0
Redemption of APL senior notes	(1,168.8)	0.0	0.0
Non-Partnership debt obligations:
Proceeds from borrowings under credit facility	492.0	92.0	65.0
Repayments of credit facility	(154.0)	(74.0)	(63.0)
Proceeds from issuance of senior term loan	422.5	0.0	0.0
Repayments on senior term loan	(270.0)	0.0	0.0
Costs incurred in connection with financing arrangements	(54.3)	(14.3)	(15.3)
Proceeds from sale of common and preferred units of the Partnership	443.6	412.7	524.7
Repurchase of common units under Partnership compensation plans	(5.5)	(4.8)	0.0
Contributions from noncontrolling interests	78.4	0.0	4.3
Distributions to noncontrolling interests	(514.8)	(339.8)	(278.7)
Payments of distribution equivalent rights	(2.8)	(1.6)	0.0
Proceeds from TRC equity offerings	336.8	0.0	0.0
Repurchase of common stock under TRC compensation plans	(3.3)	(2.6)	(13.3)
Dividends to common shareholders	(179.0)	(113.0)	(87.8)
Excess tax benefit from stock-based awards	1.1	1.0	1.6
Net cash provided/(used) in financing activities	1,424.1	3.9	634.0
Net change in cash and cash equivalents	59.2	14.3	(9.6)
Cash and cash equivalents, beginning of period	81.0	66.7	76.3
Cash and cash equivalents, end of period	$ 140.2	$ 81.0	$ 66.7